Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Feb. 13, 2017	Jan. 03, 2017	Nov. 29, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 24, 2017
Subsequent Event [Line Items]
Cash dividend				$ 3.60	$ 2.80	$ 2.00
Revolving credit agreement maximum borrowing capacity				$ 600,000
Carrier Enterprise II
Subsequent Event [Line Items]
Additional ownership interest acquired			10.00%
Cash consideration			$ 42,909
Carrier Enterprise II | Subsequent Event
Subsequent Event [Line Items]
Additional ownership interest acquired	10.00%
Cash consideration	$ 42,688
Controlling interest, ownership percentage	80.00%
Letter of Credit
Subsequent Event [Line Items]
Revolving credit agreement maximum borrowing capacity				$ 50,000
Letter of Credit | Subsequent Event
Subsequent Event [Line Items]
Revolving credit agreement maximum borrowing capacity							$ 10,000
Common Stock | Subsequent Event
Subsequent Event [Line Items]
Cash dividend		$ 1.05
Dividends, date declared		Jan. 03, 2017
Dividends, payable date		Jan. 31, 2017
Dividends, date of record		Jan. 17, 2017
Class B Common Stock | Subsequent Event
Subsequent Event [Line Items]
Cash dividend		$ 1.05
Dividends, date declared		Jan. 03, 2017
Dividends, payable date		Jan. 31, 2017
Dividends, date of record		Jan. 17, 2017